Contingent liabilities (Details) R in Millions	1 Months Ended
	Oct. 31, 2013 customer	Jun. 30, 2019 ZAR (R) plaintiff	Mar. 11, 2019 ZAR (R)	Jun. 30, 2018 ZAR (R)	Dec. 31, 2016 item	May 31, 2015 ZAR (R)	Apr. 02, 2015 ZAR (R) plaintiff claim
Legal Proceedings Claimed Compensation For Lung Diseases
Contingent Liabilities
Number of plaintiffs | plaintiff							22
Number of plaintiffs that are current employees | plaintiff							1
Number of plaintiffs that are former employees | plaintiff							21
Number of cases | claim							22
Damages sought, without interest		R 67.2					R 82.5
Number of plaintiffs that passed away | plaintiff		2
Legal proceedings provision		R 0.0
Fluor SA (Pty) Ltd (FTWEP)
Contingent Liabilities
Damages sought, without interest		383.8	R 448.0			R 485.7
Number of objections against statement of claim | item					2
Alternative assessment of estimated financial effect of contingent liabilities		406.6
Legal proceedings provision		0.0
Legal review of Sasol Gas National Energy Regulator of South Africa (NERSA) maximum price decision and NERSA gas transmission tariff application
Contingent Liabilities
Number of customers that requested review application | customer	7
Legal proceedings provision		R 0.0
Nhlapo and 941 others versus Sasol Mining (Pty) Ltd
Contingent Liabilities
Number of plaintiffs other than main plaintiff | plaintiff		941
Legal proceedings provision		R 0.0
Environmental Contingent Liability
Contingent Liabilities
Environmental obligation accrued		18,742.0		R 14,933.0
Costs of remediation of soil and groundwater contamination and similar environmental costs		R 4,924.0